VIA EDGAR

June 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:   Smith Barney Equity Funds (the "Fund")
      File Nos. 33-2627 and 811-4551

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 50 filed on May 30, 2002, which became effective on May 31, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/Gordon Swartz
Gordon Swartz
Assistant Secretary